Document and Entity Information	May 14, 2021
Cover [Abstract]
Entity Registrant Name	TELEDYNE TECHNOLOGIES INC
Amendment Flag	true
Entity Central Index Key	0001094285
Document Type	8-K/A
Document Period End Date	May 14, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-15295
Entity Tax Identification Number	25-1843385
Entity Address, Address Line One	1049 Camino Dos Rios
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91360-2362
City Area Code	(805)
Local Phone Number	373-4545
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	TDY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Teledyne Technologies Incorporated (“Teledyne”) previously filed a Current Report on Form 8-K on May 14, 2021 (the “Initial Report”) to report the completion of the Company’s acquisition of FLIR Systems, Inc. (“FLIR”), pursuant to the terms of the Agreement and Plan of Merger, dated as of January 4, 2021, by and among Teledyne, Firework Merger Sub I, Inc., Firework Merger Sub II, LLC and FLIR. The purpose of this Current Report on Form 8-K/A (the “Amended Report”) is to amend Items 9.01(a) and 9.01(b) of the Initial Report to provide the financial statements and pro forma financial information required by Item 9.01 of Form 8-K that were previously omitted from the Initial Report as permitted by Item 9.01(a)(3) and 9.01(b)(2). This Amended Report does not amend any other item of the Initial Report and all other information previously reported in or filed with the Initial Report is hereby incorporated by reference to this Amended Report. This Amended Report should be read in connection with the Initial Report. The pro forma financial information included in this Amended Report has been presented for informational purposes only, as required by Form 8-K, and is not intended to, and does not purport to, represent what Teledyne’s actual results or financial condition would have been had the acquisition been completed as of the dates indicated or will be for any future periods.